Borrowings and financial liabilities -Convertible notes to NEGMA (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Apr. 30, 2020	Aug. 21, 2019
Borrowings and financial liabilities
Balance at beginning of period		€ 28,863
Balance at end of period		23,640	€ 28,863
Proceeds from the issuance of convertible notes and non-convertible bonds	€ 677
Amount of agreement	€ 10,000				€ 32,000	€ 24,000
Convertible notes to NEGMA
Borrowings and financial liabilities
Balance at beginning of period			7,357	€ 2,909
Change in fair value			(1,307)	5,304
Shares issued pursuant to court decision			(1,521)	(1,394)
Conversion			(910)	(378)
Shares to be returned pursuant court decision			(3,619)	1,212
Cash returned pursuant to November 18, 2020 court decision				378
Conversion settled with issuance of shares				(674)
Balance at end of period				€ 7,357
Amount of agreement							€ 24,000
Convertible notes to Atlas
Borrowings and financial liabilities
Balance at beginning of period		6,627
Conversion		(6,081)
Conversion settled with issuance of shares			(10,940)
Balance at end of period			6,627
Proceeds from the issuance of convertible notes and non-convertible bonds			14,550
(+/-) Change in the fair value of financial liabilities		546	€ 3,017
2021 Atlas contract
Borrowings and financial liabilities
Conversion		(4,349)
Balance at end of period		6,462
Proceeds from the issuance of convertible notes and non-convertible bonds		9,590
(+/-) Change in the fair value of financial liabilities		€ 1,221